Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Segment Information
25.	Segment Information:

Following the acquisition of the MPC Capital on December 16, 2024, the Company determined that it operated in three reportable segments, from two segments that operated as of December 31, 2023: (i) the dry bulk segment (ii) the containership segment and (iii) the asset management segment. These reportable segments reflect the Company’s internal organization and the way its chief operating decision maker (“CODM”), who is the Chief Executive Officer of the Company, reviews and analyzes the operating results and allocates capital within the Company. The CODM assesses segment performance using key financial measures, including revenues, operating expenses, segment operating income and net income. These metrics help the CODM assess segment profitability, optimize fleet deployment, control costs and determine capital allocation. Based on these segment performance trends, the CODM makes resource allocation decisions such as adjusting asset acquisition strategies, adjusting chartering strategies, prioritizing fleet expansion or disposals, and optimizing cost efficiencies to enhance profitability and overall segment performance. Further, the transport of dry bulk cargoes and containerized cargoes has different characteristics and the nature of trade, trading routes, charterers and cargo handling of differ in important respects. MPC Capital provides asset management services and it does not have similar economic characteristics to the other two segments. We do not disclose geographic information relating to our dry bulk and container ship segments because when we charter a vessel to a charterer, the charterer is free, subject to certain exemptions, to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable. For the asset management disclosure of geographic information refer to Note 19.

The table below presents information about the Company’s reportable segments as of and for the years ended December 31, 2022, 2023 and 2024. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s  consolidated financial statements. Segment results are evaluated based on income from operations.

	Year ended December 31, 2022			Year ended December 31, 2023			Year ended December 31, 2024
	Dry bulk segment	Container ship segment	Total	Dry bulk segment	Container ship segment	Total	Dry bulk segment	Container ship segment	Asset management segment	Total
- Time charter revenues	$148,930,997	$1,285,133	$150,216,130	$82,996,018	$14,519,493	$97,515,511	49,704,809	15,364,194	—	65,069,003
- Revenue from services	—	—	—	—	—	—	—	—	1,174,376	1,174,376
Total revenues	$148,930,997	$1,285,133	$150,216,130	$82,996,018	$14,519,493	$97,515,511	49,704,809	15,364,194	1,174,376	66,243,379
Voyage expenses (including charges from related party)	(3,649,944)	(71,333)	(3,721,277)	(4,425,879)	(626,349)	(5,052,228)	(3,142,501)	(1,106,355)	—	(4,248,856)
Vessel operating expenses	(40,697,898)	(561,656)	(41,259,554)	(36,876,772)	(5,036,856)	(41,913,628)	(21,531,189)	(4,657,584)	—	(26,188,773)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)	—	—	—	—	—	—	—	—	(1,117,476)	(1,117,476)
Management fees to related parties	(6,481,000)	(81,400)	(6,562,400)	(6,469,699)	(697,698)	(7,167,397)	(3,956,453)	(852,149)	—	(4,808,602)
Depreciation and amortization	(18,039,966)	(495,271)	(18,535,237)	(16,689,989)	(5,386,842)	(22,076,831)	(9,593,639)	(5,330,681)	(112,686)	(15,037,006)
Provision for doubtful accounts	—	—	—	—	—	—	(4,823)	—	—	(4,823)
Net gain on sale of vessels	—	—	—	6,383,858	—	6,383,858	19,298,394	—	—	19,298,394
Loss on vessels held for sale	—	—	—	—	—	—	—	(3,629,521)	—	(3,629,521)
Gain from a claim	—	—	—	—	—	—	1,418,096	—	—	1,418,096
Net gain on disposal	—	—	—	—	—	—	—	—	158,440	158,440
Net gain from equity method investments measured at fair value	—	—	—	—	—	—	—	—	2,687,236	2,687,236
Segments operating income/(loss)	$80,062,189	$75,473	$80,137,662	$24,917,537	$2,771,748	$27,689,285	32,192,694	(212,096)	2,789,890	34,770,488
Interest and finance costs			(7,642,577)			(10,883,521)				(4,636,880)
Interest income			1,282,756			2,631,798				4,098,120
Foreign exchange (losses)/gains			105,314			(84,127)				9,131
Less: Unallocated corporate general and administrative expenses			(7,043,937)			(5,681,371)				(13,343,878)
Less: Corporate Interest and finance costs			(38,905)			(376,122)				(1,449,475)
Less: Corporate Interest income			72,735			578,088				2,784,599
Less: Corporate exchange (losses)/ gains			4,568			(8,618)				(170,273)
Dividend income on equity securities			24,528			1,312,222				6,692,418
Dividend income from related party			—			1,166,667				1,423,332
Gains / (losses) on equity securities			27,450			5,136,649				(14,738,660)
Net income from continuing operations, before taxes			$66,929,594			$21,480,950				15,438,922
Net income from discontinued operations, before taxes			52,979,946			17,513,269				—
Net income, before taxes			119,909,540			38,994,219				15,438,922

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of December 31, 2023 and 2024, is as follows:

	As of December 31, 2023	As of December 31, 2024
Dry bulk segment	$259,759,770	$194,561,173
Containership segment	46,202,603	54,030,862
Asset management segment	—	308,393,047
Cash and cash equivalents (1)	103,822,505	53,677,612
Prepaid expenses and other assets (1)	195,257,101	186,714,227
Total consolidated assets	$605,041,979	$797,376,921

(1)	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.